Asset retirement obligations - Changes in long-term interest rates (Details)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Brazil
Asset retirement obligations
Long-term interest rates (per annum) (as a percent)	4.94%	5.34%
Canada
Asset retirement obligations
Long-term interest rates (per annum) (as a percent)	0.77%	0.57%
Other regions | Minimum
Asset retirement obligations
Long-term interest rates (per annum) (as a percent)	1.33%	0.72%
Other regions | Maximum
Asset retirement obligations
Long-term interest rates (per annum) (as a percent)	8.59%	6.13%